Expense Example {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-09 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Global Real Estate Fund-Class A
Expense Example:
1 year	$ 709
3 years	1,453
5 years	2,305
10 years	4,492
Fidelity Advisor Global Real Estate Fund-Class M
Expense Example:
1 year	513
3 years	1,320
5 years	2,232
10 years	4,557
Fidelity Advisor Global Real Estate Fund-Class C
Expense Example:
1 year	319
3 years	1,067
5 years	2,007
10 years	4,400
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example:
1 year	118
3 years	859
5 years	1,717
10 years	3,941
Class Z
Expense Example:
1 year	104
3 years	767
5 years	1,543
10 years	$ 3,582